INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 181
Balance at end of year	7,023	$ 181
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	181	152	$ 117
Balance at end of year	7,023	181	152
Net book value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	97	97	97
Balance at end of year	6,800	97	97
Net book value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	84	55	20
Balance at end of year	223	84	55
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	578	521	470
Additions during year	6,885	57	51
Deletions during year
Balance at end of year	7,463	578	521
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	193	193	193
Additions during year	6,703
Deletions during year
Balance at end of year	6,896	193	193
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	385	328	277
Additions during year	182	57	51
Deletions during year
Balance at end of year	567	385	328
Accumulated depreciation and impairmentt [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	397	369	353
Additions during year	43	28	16
Deletions during year
Balance at end of year	440	397	369
Accumulated depreciation and impairmentt [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	96	96	96
Additions during year
Deletions during year
Balance at end of year	96	96	96
Accumulated depreciation and impairmentt [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	301	273	257
Additions during year	43	28	16
Deletions during year
Balance at end of year	$ 344	$ 301	$ 273